United States
                       Securities and Exchange Commission
                    Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
       ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 3/31/07


                 Date of Reporting Period: Quarter ended 6/30/06
                                           ---------------------








Item 1.     Schedule of Investments




TAX FREE INSTRUMENTS TRUST
PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)


  PRINCIPAL     VALUE
  AMOUNT

                   SHORT-TERM MUNICIPALS-98.6%1
                   ALABAMA--0.9%
  $ 16,700,000     Jefferson County, AL Sewer System, (Series 2003B-7 Warrants) Weekly VRDNs (XL Capital             $    16,700,000
                   Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.980%, 7/6/2006
     8,000,000     Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital                  8,000,000
                   Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.990%, 7/6/2006
                      TOTAL                                                                                               24,700,000
                   ALASKA--1.1%
     7,050,000     North Slope Borough, AK, (Series B) Bonds (MBIA Insurance Corp. INS), 6/30/2007                         6,793,585
    21,000,000     Valdez, AK Marine Terminal, (Series 1994C), 3.68% TOBs (Phillips Transportation Alaska,                21,000,000
                   Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007
                      TOTAL                                                                                               27,793,585
                   ARIZONA-1.0%
       525,000     Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(J.P. Morgan               525,000
                   Chase Bank, N.A. LOC), 4.140%, 7/6/2006
     4,669,000     Arizona Health Facilities Authority, (Series 2002) Weekly VRDNs (Royal Oaks Life Care                   4,669,000
                   Community)/(LaSalle Bank, N.A. LOC), 3.970%, 7/6/2006
     1,200,000     Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare                   1,200,000
                   West)/(Bank of America N.A. LOC), 3.980%, 7/5/2006
     5,985,000     Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 4.220%, 7/5/2006              5,985,000
     1,000,000     Maricopa County, AZ, IDA, (Series 2000A)  Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA              1,000,000
                   LOC), 4.030%, 7/6/2006
     5,000,000 2,3 Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P.            5,000,000
                   Morgan Chase & Co. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 4.030%, 7/7/2006
     7,325,000 2,3 Phoenix, AZ IDA, (PT-479) Weekly VRDNs (Sunset Ranch Apartments)/(FHLMC GTD)/(FHLMC LIQ),               7,325,000
                   4.020%, 7/6/2006
                      TOTAL                                                                                               25,704,000
                   COLORADO--2.9%
     3,200,000 2,3 Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup           3,200,000
                   Global Markets Holdings, Inc. LIQ), 4.010%, 7/6/2006
     2,165,000     Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community                2,165,000
                   Servies, Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 4.200%, 7/6/2006
       105,000     Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(J.P.                 105,000
                   Morgan Chase Bank, N.A. LOC), 4.250%, 7/6/2006
       540,000     Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for              540,000
                   Child Development)/(U.S. Bank, N.A. LOC), 4.250%, 7/6/2006
     1,100,000     Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School               1,100,000
                   Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 4.040%,
                   7/6/2006
    40,000,000 2,3 Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly         40,000,000
                   VRDNs (Lehman Brothers Holdings, Inc. SWP), 4.060%, 7/5/2006
     3,645,000     Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A.,                 3,645,000
                   Minnesota LOC), 4.070%, 7/6/2006
    16,805,000     Traer Creek Metropolitan Distirct, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC),                16,805,000
                   3.970%, 7/5/2006
     7,400,000     Traer Creek Metropolitan Distirct, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC),                 7,400,000
                   3.970%, 7/5/2006
                      TOTAL                                                                                               74,960,000
                   CONNECTICUT--0.6%
       155,000     Connecticut Development Authority Health Care Revenue, (Series 1999) Weekly VRDNs (Corporation            155,000
                   for Independent Living)/(Dexia Credit Local LOC), 3.970%, 7/5/2006
     3,500,000     Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian            3,500,000
                   Asset Assurance INS)/(Bank of America N.A. LIQ), 4.060%, 7/5/2006
     9,745,000 2,3 Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America          9,745,000
                   N.A. LIQ), 4.000%, 7/6/2006
       700,000     New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ),               700,000
                   3.980%, 7/5/2006
     2,000,000     North Canaan, CT Housing Authority, (Series 2001) Weekly VRDNs (Geer Woods, Inc.)/(Wachovia             2,000,000
                   Bank N.A. LOC), 3.960%, 7/6/2006
                      TOTAL                                                                                               16,100,000
                   DISTRICT OF COLUMBIA--2.7%
    20,000,000 2,3 District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank         20,000,000
                   of New York LIQ), 4.100%, 7/6/2006
     8,595,000 2,3 District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank          8,595,000
                   of New York LIQ), 4.100%, 7/6/2006
     4,005,000 2,3 District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New             4,005,000
                   York LIQ), 4.120%, 7/6/2006
     8,330,000 2,3 District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11), 3.35% TOBs (FSA                8,330,000
                   INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
    18,330,000 2,3 District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co.,          18,330,000
                   Inc. LIQ), 4.010%, 7/6/2006
    11,260,000 2,3 District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ),                11,260,000
                   4.010%, 7/6/2006
                      TOTAL                                                                                               70,520,000
                   FLORIDA--1.5%
    25,635,000     Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer                  25,635,000
                   System)/(FSA INS)/(Bank of America N.A. LIQ), 3.980%, 7/6/2006
     5,400,000 2,3 Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch           5,400,000
                   & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.100%, 7/6/2006
     3,500,000     Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD),           3,500,000
                   5.090%, 7/5/2006
     3,800,000     Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(H.J. Heinz Co. GTD),              3,800,000
                   5.040%, 7/6/2006
     1,800,000     Palm Beach County, FL, (Series 2000) Weekly VRDNs (Norton Gallery and School of Art,                    1,800,000
                   Inc.)/(Bank of America N.A. LOC), 4.000%, 7/5/2006
                      TOTAL                                                                                               40,135,000
                   GEORGIA--0.7%
     5,000,000 2,3 Atlanta, GA Airport General Revenue, (PA-916R) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co.,            5,000,000
                   Inc. LIQ), 4.050%, 7/6/2006
     2,500,000 2,3 Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia               2,500,000
                   State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 4.000%, 7/6/2006
     6,530,000     Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds             6,530,000
                   Ventures LLC)/(FNMA LOC), 4.030%, 7/6/2006
     3,985,000     Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus            3,985,000
                   Bank and Trust Co., GA LOC), 4.070%, 7/6/2006
                      TOTAL                                                                                               18,015,000
                   HAWAII--0.9%
       640,000 2,3 Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA                        640,000
                   COL)/(Wachovia Bank N.A. LIQ), 4.060%, 7/5/2006
     7,500,000     Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific              7,500,000
                   Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ), 4.100%, 7/5/2006
    11,900,000 2,3 Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 4.010%, 7/6/2006          11,900,000
     4,300,000 2,3 Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 4.010%,          4,300,000
                   7/6/2006
                      TOTAL                                                                                               24,340,000
                   ILLINOIS--8.0%
    10,000,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT) (Series 1998-14) Weekly VRDNs (Cook          10,000,000
                   County, IL)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 4.020%, 7/6/2006
    24,000,000     Chicago, IL Board of Education, (Series 2004D) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ),            24,000,000
                   3.990%, 7/6/2006
     3,445,000     Chicago, IL Midway Airport, (Series 1998B) Daily VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan          3,445,000
                   Chase Bank, N.A. LIQ), 4.080%, 7/3/2006
     4,935,000 2,3 Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA                  4,935,000
                   Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.010%, 7/5/2006
    15,000,000 2,3 Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (MBIA          15,000,000
                   Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 4.000%, 7/6/2006
     8,870,000     Chicago, IL Wastewater System, (Series 2004), 3.60% CP (BNP Paribas SA LOC), Mandatory Tender           8,870,000
                   8/10/2006
     5,995,000 2,3 Chicago, IL, (MT-201) Weekly VRDNs (Peoples Gas Light & Coke Co.)/(Merrill Lynch & Co., Inc.            5,995,000
                   LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.060%, 7/6/2006
    15,000,000     Chicago, IL, (Series 2005D) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.970%, 7/6/2006          15,000,000
    10,000,000 2,3 Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of                10,000,000
                   America N.A. LIQ), 4.070%, 7/6/2006
     5,000,000     Cook County, IL, (Series 2002 B) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ),                 5,000,000
                   3.980%, 7/5/2006
     1,000,000     Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High                   1,000,000
                   School)/(Allied Irish Banks PLC LOC), 4.240%, 7/5/2006
     5,270,000     Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (St. Paul's                      5,270,000
                   House)/(LaSalle Bank, N.A. LOC), 3.990%, 7/5/2006
    11,225,000     Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (BAPS, Inc.)/(Comerica Bank         11,225,000
                   LOC), 3.990%, 7/5/2006
     2,675,000     Illinois Finance Authority, (Series 2004) Weekly VRDNs (Kohl Children's Museum of Greater               2,675,000
                   Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.990%, 7/5/2006
       945,000     Illinois Health Facilities Authority, (Series 2003) Weekly VRDNs (Herman M. Finch                         945,000
                   University)/(J.P. Morgan Chase Bank, N.A. LOC), 4.000%, 7/5/2006
     1,200,000     Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F)            1,200,000
                   Weekly VRDNs (J.P. Morgan Chase Bank, N.A. LOC), 4.000%, 7/5/2006
    15,865,000     Illinois State Weekly VRDNs (DePfa Bank PLC LIQ), 4.010%, 7/5/2006                                     15,865,000
     5,555,000 2,3 Illinois State, (Series 2001-636) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 4.010%,                  5,555,000
                   7/6/2006
    22,495,000 2,3 Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns           22,495,000
                   Cos., Inc. LIQ), 4.030%, 7/5/2006
     8,470,000     Orland Hills, IL,  (Series 1985 A) Weekly VRDNs (West Haven Properties Partnership)/(LaSalle            8,470,000
                   Bank, N.A. LOC), 3.990%, 7/5/2006
     7,045,000 2,3 Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance               7,045,000
                   Corp. INS)/(Bank of America N.A. LIQ), 4.050%, 7/6/2006
     8,790,000 2,3 Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank           8,790,000
                   of New York LIQ), 4.010%, 7/5/2006
     9,910,000 2,3 Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance           9,910,000
                   Corp. INS)/(Bank of New York LIQ), 4.010%, 7/5/2006
     5,000,000     Springfield, IL, (Series 1999) Weekly VRDNs (Oak Terrace Joint Venture LP)/(Credit Suisse,              5,000,000
                   Zurich LOC), 3.990%, 7/5/2006
                      TOTAL                                                                                              207,690,000
                   INDIANA--3.0%
    10,000,000     Bartholomew Consolidated School Corp., IN, 4.25% TANs, 12/29/2006                                      10,040,789
     8,850,000     Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 4.070%, 7/6/2006           8,850,000
     9,500,000     Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 4.070%,          9,500,000
                   7/6/2006
     1,515,000     Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank,            1,515,000
                   N.A., Minnesota LOC), 4.170%, 7/6/2006
     3,100,000     Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes,           3,100,000
                   Inc.)/(Key Bank, N.A. LOC), 4.050%, 7/5/2006
     2,195,000 2,3 Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.060%,              2,195,000
                   7/5/2006
     6,951,000     Portage, IN EDRB, (Series 1995A: Port Crossing III) Weekly VRDNs (Pedcor Investments-1995-              6,951,000
                   XXIII LP)/(FHLB of Indianapolis LOC), 4.060%, 7/6/2006
     7,000,000     Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 4.220%, 7/5/2006                                     7,000,000
     5,000,000 2,3 Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015)                5,000,000
                   Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 4.000%, 7/6/2006
     5,700,000     Westfield Washington, IN Schools, 4.25% TANs, 12/29/2006                                                5,719,249
    12,300,000     Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North             12,300,000
                   America, Inc.)/(BP PLC GTD), 4.040%, 7/3/2006
     4,905,000     Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 4.040%,          4,905,000
                   7/6/2006
                      TOTAL                                                                                               77,076,038
                   IOWA--0.7%
     6,525,000     Iowa Falls, IA, (Series 1998) Weekly VRDNs (Christensen Farms Midwest LLC)/(Harris, N.A. LOC),          6,525,000
                   4.110%, 7/6/2006
    11,810,000 2,3 Tobacco Settlement Authority, IA, ROCs (Series 456CE) Weekly VRDNs (Citibank N.A., New York            11,810,000
                   LIQ)/(Citibank N.A., New York LOC), 4.030%, 7/6/2006
                      TOTAL                                                                                               18,335,000
                   KANSAS--0.6%
     6,000,000     Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC),            6,000,000
                   4.100%, 7/6/2006
    10,690,000     Olathe, KS, (Series A), 4.50% BANs, 6/1/2007                                                           10,764,126
                      TOTAL                                                                                               16,764,126
                   KENTUCKY--0.7%
     8,500,000     Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 4.060%, 7/5/2006          8,500,000
     3,000,000     Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals,              3,000,000
                   Inc.), 3.980%, 7/6/2006
     1,000,000     Calvert City, KY Pollution Control, (Series 1993B) Weekly VRDNs (Air Products & Chemicals,              1,000,000
                   Inc.), 3.980%, 7/6/2006
     3,640,000     Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A.             3,640,000
                   LOC), 4.170%, 7/6/2006
     2,580,000     Wilmore, KY, (Series 1999) Weekly VRDNs (United Methodist Retirement Community, Inc.)/(Allied           2,580,000
                   Irish Banks PLC LOC), 4.120%, 7/6/2006
                      TOTAL                                                                                               18,720,000
                   LOUISIANA--2.2%
     6,000,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs                  6,000,000
                   (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 4.010%, 7/6/2006
     2,200,000     Iberville Parish, LA, (Series 1992) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.980%,              2,200,000
                   7/6/2006
     3,000,000     Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman,             3,000,000
                   Inc.)/(Bank of America N.A. LOC), 4.110%, 7/6/2006
    12,000,000     Louisiana Local Government Environmental Facilities Community Development Authority, (Series           12,000,000
                   2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 4.040%, 7/5/2006
    12,860,000 2,3 Louisiana Local Government Environmental Facilities Community Development Authority, (Series           12,860,000
                   2004 FR/RI-F4) Weekly VRDNs (Carlyle Apartments)/(Lehman Brothers Holdings, Inc. SWP), 4.060%,
                   7/5/2006
     5,995,000 2,3 Louisiana Public Facilities Authority, (MT-197), 3.50% TOBs (Ochsner Clinic Foundation)/(MBIA           5,995,000
                   Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 2/8/2007
    14,765,000 2,3 Louisiana State, PUTTERs (Series 1254), 3.42% TOBs (MBIA Insurance Corp. INS)/(J.P. Morgan             14,765,000
                   Chase Bank, N.A. LIQ), Optional Tender 8/24/2006
                      TOTAL                                                                                               56,820,000
                   MARYLAND--0.7%
     4,440,000     Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol                   4,440,000
                   College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.020%, 7/4/2006
       490,000     Maryland State Health & Higher Educational Facilities Authority, (Series 2001C) Weekly VRDNs              490,000
                   (Collington Episcopal Life Care Community, Inc.)/(LaSalle Bank, N.A. LOC), 3.970%, 7/6/2006
    13,000,000     Montgomery County, MD, (Series 2002), 3.65% CP, Mandatory Tender 7/12/2006                             13,000,000
                      TOTAL                                                                                               17,930,000
                   MASSACHUSETTS--12.3%
    13,805,000 2,3 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2000-2), 3.30% TOBs              13,805,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 8/3/2006
     8,700,000 2,3 Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT) (Series 2001-4), 3.45% TOBs               8,700,000
                   (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co.
                   LIQ), Optional Tender 9/7/2006
     1,950,000 2,3 Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America           1,950,000
                   N.A. LIQ), 3.970%, 7/6/2006
     8,540,000 2,3 Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank           8,540,000
                   N.A. LIQ), 4.000%, 7/5/2006
     2,970,000 2,3 Commonwealth of Massachusetts, (PA-793) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%,           2,970,000
                   7/6/2006
    22,640,000 2,3 Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and J.P.              22,640,000
                   Morgan Chase Bank, N.A. LIQs), 4.000%, 7/6/2006
     4,895,000 2,3 Commonwealth of Massachusetts, Roaring Forks (Series 2003-10) Weekly VRDNs (MBIA Insurance              4,895,000
                   Corp. INS)/(Bank of New York LIQ), 4.000%, 7/6/2006
    11,500,000 2,3 Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs           11,500,000
                   (Goldman Sachs Group, Inc. LIQ), 4.000%, 7/6/2006
     6,315,000     Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly          6,315,000
                   VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 4.010%, 7/5/2006
     4,000,000 2,3 Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series               4,000,000
                   2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 4.000%, 7/5/2006
    18,180,000 2,3 Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly              18,180,000
                   VRDNs (J.P. Morgan Chase Bank, N.A. LIQ), 4.000%, 7/6/2006
    20,000,000     Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp.          20,000,000
                   INS)/(Bank of America N.A. LIQ), 4.020%, 7/6/2006
     4,000,000     Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A.             4,000,000
                   LOC), 3.990%, 7/5/2006
    15,400,000     Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.970%,            15,400,000
                   7/6/2006
    10,155,000 2,3 Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC                      10,155,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.000%, 7/5/2006
    19,100,000     Massachusetts IFA, (Series 1992B), 3.51% CP (New England Power Co.), Mandatory Tender                  19,100,000
                   7/18/2006
    15,000,000     Massachusetts IFA, (Series 1992B), 3.56% CP (New England Power Co.), Mandatory Tender                  15,000,000
                   7/12/2006
     5,805,000     Massachusetts IFA, (Series 1995) Weekly VRDNs (Goddard House)/(Bank of America N.A. LOC),               5,805,000
                   3.990%, 7/6/2006
     6,200,000     Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of               6,200,000
                   Massachusetts LOC), 4.000%, 7/6/2006
     4,074,000     Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC),             4,074,000
                   4.000%, 7/6/2006
     2,065,000     Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of              2,065,000
                   Cruelty to Animals)/(Bank of America N.A. LOC), 3.980%, 7/6/2006
    10,645,000     Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/(Bank of America N.A. LOC),          10,645,000
                   4.020%, 7/6/2006
     5,375,000     Massachusetts IFA, (Series 1998A) Weekly VRDNs (JHC Assisted Living Corp.)/(SunTrust Bank               5,375,000
                   LOC), 3.970%, 7/6/2006
     5,500,000 2,3 Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly           5,500,000
                   VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 4.000%, 7/6/2006
     5,100,000 2,3 Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC           5,100,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.000%, 7/5/2006
    10,025,000     Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth                  10,025,000
                   Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 4.000%,
                   7/6/2006
     2,500,000     Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers                  2,500,000
                   School)/(Citizens Bank of Massachusetts LOC), 3.980%, 7/6/2006
     7,000,000     Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption                 7,000,000
                   College)/(Bank of New York LOC), 4.000%, 7/5/2006
     2,460,000     Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College              2,460,000
                   High School)/(Citizens Bank of Massachusetts LOC), 4.000%, 7/5/2006
     3,500,000     Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood                  3,500,000
                   Retirement Community)/(Comerica Bank LOC), 3.970%, 7/6/2006
    10,000,000     Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Northfield Mount          10,000,000
                   Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 4.050%, 7/6/2006
     6,000,000     Massachusetts State Development Finance Agency, (Series 2004B) Weekly VRDNs (Northfield Mount           6,000,000
                   Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 4.050%, 7/6/2006
    10,000,000     Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk                   10,000,000
                   University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 4.020%,
                   7/5/2006
     8,000,000     Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological           8,000,000
                   Laboratory)/(J.P. Morgan Chase Bank, N.A. LOC), 4.000%, 7/6/2006
    10,000,000 2,3 Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp.                     10,000,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.000%, 7/5/2006
    11,350,000 2,3 Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC           11,350,000
                   INS)/(Morgan Stanley LIQ), 4.000%, 7/6/2006
     5,090,000 2,3 Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch &             5,090,000
                   Co., Inc. LIQ), 3.990%, 7/6/2006
     1,100,000 2,3 Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly          1,100,000
                   VRDNs (Wachovia Bank N.A. LIQ), 4.000%, 7/5/2006
     1,025,000     Massachusetts Water Resources Authority, (Series 2000B) Weekly VRDNs (FGIC INS)/(FGIC                   1,025,000
                   Securities Purchase, Inc. LIQ), 3.980%, 7/5/2006
                      TOTAL                                                                                              319,964,000
                   MICHIGAN--1.8%
     8,485,000 2,3 Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.55% TOBs             8,485,000
                   (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/8/2007
    39,000,000 2,3 Michigan State, GO Notes (Series 2005 FR/RI-P5) Weekly VRDNs (Lehman Brothers Holdings, Inc.           39,000,000
                   LIQ), 3.960%, 7/5/2006
                      TOTAL                                                                                               47,485,000
                   MINNESOTA--1.3%
     3,000,000 2,3 ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs                   3,000,000
                   (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV,
                   Amsterdam LIQ), 3.980%, 7/6/2006
    16,265,000 2,3 Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman              16,265,000
                   Brothers Holdings, Inc. SWP), 4.160%, 7/6/2006
    14,240,000 2,3 Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman               14,240,000
                   Brothers Holdings, Inc. SWP), 4.160%, 7/6/2006
       710,000     Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A.,                    710,000
                   Minnesota LOC), 4.170%, 7/6/2006
       335,000     New Hope, MN, (Series 1994) Weekly VRDNs (National Beauty)/(Wells Fargo Bank, N.A., Minnesota             335,000
                   LOC), 4.080%, 7/6/2006
                      TOTAL                                                                                               34,550,000
                   MISSISSIPPI--0.5%
     5,460,000     Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners           5,460,000
                   LP)/(FNMA LOC), 4.050%, 7/6/2006
     8,480,000 2,3 Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70) Weekly VRDNs             8,480,000
                   (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 4.010%, 7/5/2006
                      TOTAL                                                                                               13,940,000
                   MISSOURI--2.0%
     6,656,000     Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002)                6,656,000
                   Weekly VRDNs (Regions Bank, Alabama LOC), 4.240%, 7/5/2006
     1,510,000     Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales,                   1,510,000
                   Inc.)/(Wells Fargo Bank, N.A., Minnesota LOC), 4.070%, 7/6/2006
    11,450,000     Missouri State HEFA, (Series 1985B) Weekly VRDNs (Barnes Hospital)/(J.P. Morgan Chase Bank,            11,450,000
                   N.A. LOC), 3.980%, 7/5/2006
     5,800,000     Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/(Commerce Bank, N.A., Kansas           5,800,000
                   City LOC), 4.020%, 7/6/2006
    19,970,000 2,3 St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA            19,970,000
                   Insurance Corp. INS)/(Deutsche Bank AG LIQ), 4.010%, 7/6/2006
     6,850,000     University of Missouri, (Series 2000) Daily VRDNs, 4.000%, 7/3/2006                                     6,850,000
                      TOTAL                                                                                               52,236,000
                   MULTI STATE-7.9%
    24,585,914 2,3 ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle           24,585,914
                   Bank, N.A. LOC), 4.250%, 7/6/2006
     5,440,000 2,3 Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (J.P.                5,440,000
                   Morgan Chase Bank, N.A. LOC), 4.200%, 7/6/2006
    22,119,000 2,3 Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (GNMA              22,119,000
                   COL)/(State Street Bank and Trust Co. LIQ), 4.170%, 7/6/2006
    27,723,000 2,3 Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC,           27,723,000
                   FGIC, FSA, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 4.120%,
                   7/6/2006
    47,000,000 2,3 GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman              47,000,000
                   Sachs Group, Inc. LIQ), 4.100%, 7/6/2006
    18,000,000 2,3 Reset Option Certificates Trust II-R (Series 8000JD) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA              18,000,000
                   Insurance Corp. INS) and Citigroup, Inc. LIQs), 4.070%, 7/6/2006
    35,000,000 2,3 Reset Option Certificates Trust II-R (Series 8001JJ) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA              35,000,000
                   Insurance Corp. INS) and Citigroup, Inc. LIQs), 4.070%, 7/6/2006
     4,000,000 2,3 Reset Option Certificates Trust II-R (Series 8002FA) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA               4,000,000
                   Insurance Corp. INS) and Citigroup, Inc. LIQs), 4.070%, 7/6/2006
    12,760,000 2,3 Reset Option Certificates Trust II-R (Series 8005MN) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA              12,760,000
                   Insurance Corp. INS) and Citigroup, Inc. LIQs), 4.070%, 7/6/2006
    10,790,000 2,3 TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische           10,790,000
                   Landesbank (GTD) LIQ), 4.040%, 7/6/2006
                      TOTAL                                                                                              207,417,914
                   NEBRASKA--0.6%
     8,830,000     Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence                     8,830,000
                   Home)/(LaSalle Bank, N.A. LOC), 4.090%, 7/6/2006
       595,000     Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A., Minnesota                595,000
                   LOC), 4.170%, 7/6/2006
       515,000     Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs             515,000
                   (Omaha Fixture Manufacturing Project)/(J.P. Morgan Chase Bank, N.A. LOC), 4.070%, 7/6/2006
       264,000     Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ),                 264,000
                   4.030%, 7/5/2006
     6,170,000 2,3 Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A.          6,170,000
                   LIQ), 4.060%, 7/6/2006
                      TOTAL                                                                                               16,374,000
                   NEW HAMPSHIRE--0.3%
     6,175,000     New Hampshire Higher Educational & Health Facilities Authority, (Series 2003) Weekly VRDNs              6,175,000
                   (RiverWoods at Exeter)/(Bank of America N.A. LOC), 4.000%, 7/5/2006
       820,000 2,3 New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ),                  820,000
                   4.060%, 7/5/2006
                      TOTAL                                                                                                6,995,000
                   NEW JERSEY--5.8%
     5,100,000     Audubon, NJ School District, 4.25% GANs, 9/8/2006                                                       5,110,277
    10,000,000     Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007                                         10,062,500
     7,320,781     Beachwood, NJ, 4.00% BANs, 9/1/2006                                                                     7,329,200
     6,000,000     Clifton, NJ, 4.00% BANs, 8/24/2006                                                                      6,008,002
     2,025,000     Demarest, NJ Board of Education, 4.70% BANs, 7/14/2006                                                  2,025,643
    13,915,600     Hammonton, NJ, 4.125% BANs, 1/11/2007                                                                  13,969,593
     3,600,000     Island Heights, NJ, 4.25% BANs, 9/8/2006                                                                3,602,205
     1,490,350     Kenilworth, NJ, 4.25% BANs, 10/18/2006                                                                  1,494,965
     5,040,000     Keyport Borough, NJ, 4.00% BANs, 8/10/2006                                                              5,045,361
     3,089,000     Long Branch, NJ, 4.75% BANs, 5/25/2007                                                                  3,111,707
     9,852,414     Maple Shade Township, NJ, 4.125% BANs, 1/10/2007                                                        9,890,444
     5,500,000     New Jersey EDA, (Series 1998) Weekly VRDNs (Job Haines Home)/(PNC Bank, N.A. LOC), 3.940%,              5,500,000
                   7/5/2006
     3,000,000     New Jersey EDA, (Series 2002) Daily VRDNs (Bancroft NeuroHealth)/(Commerce Bank N.A., Cherry            3,000,000
                   Hill, NJ LOC), 3.970%, 7/6/2006
     3,300,000     New Jersey EDA, Lion's Gate (Series 2005C) Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of              3,300,000
                   Pennsylvania LOC), 3.960%, 7/5/2006
     2,000,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health            2,000,000
                   Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.970%, 7/6/2006
     1,860,000     New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (Wiley                 1,860,000
                   Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.970%, 7/7/2006
     6,460,000     New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery              6,460,000
                   Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.970%, 7/6/2006
     4,750,000 2,3 New Jersey State Transportation Trust Fund Authority, (MT-166), 3.20% TOBs (FGIC INS)/(Merrill          4,750,000
                   Lynch & Co., Inc. LIQ), Optional Tender 10/12/2006
    11,865,000 2,3 New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3012)               11,865,000
                   Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 4.080%, 7/5/2006
     7,500,000 2,3 New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series 1998-54)             7,500,000
                   Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.990%, 7/6/2006
     2,500,000 2,3 Newark, NJ Housing Authority, (PA-1268) Weekly VRDNs (Port Authority-Port Newark Marine                 2,500,000
                   Terminal)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 7/6/2006
     4,755,000     Pilesgrove Township, NJ, 4.25% BANs, 9/1/2006                                                           4,763,609
     6,162,000     Point Pleasant Beach, NJ, 4.50% BANs, 1/5/2007                                                          6,192,043
     2,227,430     Point Pleasant, NJ, 4.25% BANs, 1/31/2007                                                               2,238,194
     1,052,000     Riverton, NJ, 4.00% BANs, 7/14/2006                                                                     1,052,070
     3,425,000     Somerville Borough, NJ, 4.00% BANs, 8/15/2006                                                           3,425,819
     1,781,450     Spring Lake Boro, NJ, 4.25% BANs, 10/20/2006                                                            1,787,067
     3,191,000     Union Beach, NJ, 4.00% BANs, 7/13/2006                                                                  3,191,251
     3,001,828     Washington Borough, NJ, 4.375% BANs, 12/1/2006                                                          3,012,461
     8,525,675     Watchung Hills, NJ Regional School District, 4.50% BANs, 11/30/2006                                     8,563,413
                      TOTAL                                                                                              150,610,824
                   NEW MEXICO--1.8%
     2,000,000     Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A.,                2,000,000
                   Minnesota LOC), 4.170%, 7/6/2006
    12,089,000 2,3 Clipper Tax-Exempt Certificates Trust (New Mexico-AMT) (Series 2005-15) Weekly VRDNs (New              12,089,000
                   Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 4.060%,
                   7/6/2006
    32,000,000     New Mexico Mortgage Finance Authority, (Series 2006), 4.34% TOBs (Trinity Plus Funding Co.             32,000,000
                   LLC), Mandatory Tender 7/1/2007
                      TOTAL                                                                                               46,089,000
                   NEW YORK--4.5%
     4,034,350     Briarcliff Manor (Village), NY, 4.25% BANs, 10/6/2006                                                   4,047,036
    61,500,000     Metropolitan Transportation Authority, NY, Dedicated Tax Fund (Series 2005A) Weekly VRDNs (XL          61,500,000
                   Capital Assurance Inc. INS)/(Citibank N.A., New York LIQ), 3.980%, 7/6/2006
     3,900,000 2,3 Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC                    3,900,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.000%, 7/5/2006
     8,000,000     New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park              8,000,000
                   LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York
                   LOCs), 4.020%, 7/5/2006
     7,150,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-          7,150,000
                   F) Daily VRDNs (Royal Bank of Canada, Montreal LIQ), 4.000%, 7/3/2006
     7,465,000     New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries          7,465,000
                   1-D) Daily VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 4.000%, 7/3/2006
       380,000     New York City, NY, (1995 Series F-4) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LOC),               380,000
                   3.950%, 7/5/2006
     2,500,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital,                    2,500,000
                   Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 3.970%, 7/6/2006
     2,500,000     New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset          2,500,000
                   Assurance INS)/(Bank of New York LIQ), 4.020%, 7/6/2006
     1,000,000 2,3 New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC                       1,000,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.000%, 7/5/2006
    14,995,000 2,3 New York State Thruway Authority-Highway & Bridge Trust Fund, (MT-167), 3.20% TOBs (FGIC               14,995,000
                   INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 10/12/2006
     3,000,000     Union Endicott, NY CSD, 4.00% BANs, 7/18/2006                                                           3,001,190
                      TOTAL                                                                                              116,438,226
                   NORTH CAROLINA--2.5%
       600,000     Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of                     600,000
                   Greensboro)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.013%, 7/6/2006
     2,015,000     McDowell County, NC Industrial Facilities and Pollution Control Financing Authority, (Series            2,015,000
                   2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.013%,
                   7/6/2006
     2,300,000     North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Mars Hill                 2,300,000
                   College)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.013%, 7/6/2006
     2,500,000     North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens                    2,500,000
                   College)/(Bank of America N.A. LOC), 4.000%, 7/6/2006
     2,800,000     North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester               2,800,000
                   Academy, Inc.)/(Wachovia Bank N.A. LOC), 4.030%, 7/6/2006
     2,430,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area          2,430,000
                   YMCA, Inc.)/(Wachovia Bank N.A. LOC), 4.020%, 7/5/2006
     7,605,000     North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack                  7,605,000
                   Club)/(Bank of America N.A. LOC), 4.000%, 7/6/2006
     4,550,000     North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell                  4,550,000
                   University)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.013%, 7/6/2006
     4,500,000     North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy             4,500,000
                   and College)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.013%, 7/6/2006
     5,585,000 2,3 North Carolina Eastern Municipal Power Agency, Macon Trust (Series 2005G) Weekly VRDNs (AMBAC           5,585,000
                   INS)/(Bank of America N.A. LIQ), 4.000%, 7/6/2006
     6,300,000     North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis                6,300,000
                   Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 4.070%, 7/6/2006
     4,090,000     North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement               4,090,000
                   Community, Inc.)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.100%, 7/5/2006
     5,000,000     North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional               5,000,000
                   Medical Center)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.013%, 7/6/2006
     4,000,000     North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist                   4,000,000
                   Retirement Homes)/(Branch Banking & Trust Co., Winston-Salem LOC), 4.013%, 7/6/2006
     4,955,000 2,3 North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC                   4,955,000
                   INS)/(J.P. Morgan Chase & Co. LIQ), 4.010%, 7/6/2006
     6,654,000     Rocky Point - Topsail Water & Sewer District, NC, 4.00% BANs, 10/25/2006                                6,662,321
                      TOTAL                                                                                               65,892,321
                   OHIO--3.8%
     9,630,000 2,3 ABN AMRO MuniTOPs Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH            9,630,000
                   Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 4.010%, 7/6/2006
     2,740,000     Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A.              2,740,000
                   LIQ), 4.000%, 7/6/2006
     8,000,000 2,3 Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale,           8,000,000
                   Paris LIQ), 4.010%, 7/5/2006
     4,140,000     Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor &           4,140,000
                   Amasa Stone)/(Key Bank, N.A. LOC), 4.000%, 7/6/2006
     2,500,000     Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco            2,500,000
                   Corp.)/(Bank of America N.A. LOC), 4.050%, 7/6/2006
     5,000,000     Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and               5,000,000
                   Citizens Bank of Pennsylvania LOCs), 4.020%, 7/6/2006
    13,565,000     Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes,             13,565,000
                   Inc.)/(Key Bank, N.A. LOC), 4.050%, 7/5/2006
     4,000,000 2,3 Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co.,              4,000,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.060%, 7/6/2006
     2,775,000     Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth           2,775,000
                   Third Bank, Cincinnati LOC), 4.130%, 7/6/2006
     9,995,000 2,3 Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC               9,995,000
                   INS)/(Bear Stearns Cos., Inc. LIQ), 4.010%, 7/5/2006
     6,600,000 2,3 Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan            6,600,000
                   Stanley LIQ), 4.010%, 7/6/2006
    10,175,000     Ohio State, Solid Waste Revenue Bonds (Series 1998) Daily VRDNs (BP Exploration & Oil,                 10,175,000
                   Inc.)/(BP PLC GTD), 4.030%, 7/3/2006
     4,000,000     Ohio Waste Development Authority Solid Waste, (Series 2002) Daily VRDNs (BP Products North              4,000,000
                   America, Inc.)/(BP PLC GTD), 4.030%, 7/3/2006
    16,230,000     Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson             16,230,000
                   Memorial Hospital)/(Key Bank, N.A. LOC), 4.020%, 7/6/2006
                      TOTAL                                                                                               99,350,000
                   PENNSYLVANIA--1.4%
     1,420,000     Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(J.P.             1,420,000
                   Morgan Chase Bank, N.A. LOC), 4.000%, 7/6/2006
     8,000,000 2,3 Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT), 3.45% TOBs (AMBAC                    8,000,000
                   INS)/(Branch Banking & Trust Co., Winston-Salem LIQ), Optional Tender 1/9/2007
     2,000,000     Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC), 3.990%, 7/6/2006          2,000,000
       600,000     Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC             600,000
                   Bank, N.A. LOC), 3.990%, 7/6/2006
     3,625,000     Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy              3,625,000
                   Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.000%, 7/6/2006
     8,415,000     Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy              8,415,000
                   Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.000%, 7/6/2006
    11,540,000     Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy             11,540,000
                   Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.000%, 7/6/2006
                      TOTAL                                                                                               35,600,000
                   RHODE ISLAND--0.6%
    15,810,000     Rhode Island State Health and Educational Building Corp., (Series 2002A) Daily VRDNs (Care New         15,810,000
                   England)/(Bank of America N.A. LOC), 4.050%, 7/3/2006
                   SOUTH CAROLINA--1.1%
     7,485,000 2,3 Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC                       7,485,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.010%, 7/5/2006
     8,235,000 2,3 Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs             8,235,000
                   (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.020%, 7/6/2006
    11,010,000 2,3 Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5), 3.35% TOBs (MBIA Insurance              11,010,000
                   Corp. INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/9/2006
     2,500,000     South Carolina Jobs-EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian           2,500,000
                   Asset Assurance INS)/(RBC Centura Bank LIQ), 4.030%, 7/6/2006
                      TOTAL                                                                                               29,230,000
                   SOUTH DAKOTA--0.1%
     2,430,000 2,3 South Dakota Housing Development Authority, MERLOTS (Series 2001 A32), 3.35% TOBs (Wachovia             2,430,000
                   Bank N.A. LIQ), Optional Tender 11/9/2006
                   TENNESSEE--0.2%
       590,000     Montgomery County, TN Public Building Authority, Pooled Financing Revenue Bonds (Series 1996)             590,000
                   Weekly VRDNs (Montgomery County Loan)/(Bank of America N.A. LOC), 4.000%, 7/6/2006
     4,995,000 2,3 Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly              4,995,000
                   VRDNs (J.P. Morgan Chase Bank, N.A. LIQ)/(J.P. Morgan Chase Bank, N.A. LOC), 4.130%, 7/6/2006
       100,000     Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank             100,000
                   LOC), 3.990%, 7/5/2006
                      TOTAL                                                                                                5,685,000
                   TEXAS--11.2%
     6,570,000 2,3 Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA                      6,570,000
                   INS)/(Wachovia Bank N.A. LIQ), 4.010%, 7/5/2006
    18,245,000 2,3 Austin, TX, MERLOTS (Series 2000 A3), 3.35% TOBs (MBIA Insurance Corp. INS)/(Wachovia Bank             18,245,000
                   N.A. LIQ), Optional Tender 11/9/2006
     7,100,000     Brazoria County, TX Health Facilities Development Corp., (Series 1999) Weekly VRDNs                     7,100,000
                   (Brazosport Memorial Hospital)/(J.P. Morgan Chase Bank, N.A. LOC), 4.050%, 7/6/2006
    24,125,000     Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank         24,125,000
                   N.A. LOC), 4.020%, 7/5/2006
    17,300,000     Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank         17,300,000
                   N.A. LOC), 4.020%, 7/5/2006
    10,125,000 2,3 Brazos River Authority, TX, ROCs (Series 459CE) Weekly VRDNs (TXU Energy Co. LLC)/(Citibank            10,125,000
                   N.A., New York LIQ)/(Citibank N.A., New York LOC), 4.080%, 7/6/2006
     7,000,000     Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John          7,000,000
                   Cooper School)/(Bank of America N.A. LOC), 4.020%, 7/6/2006
       900,000     Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 4.000%                                       900,000
     7,290,000 2,3 Duncanville, TX Independent School District, (Series 2003 SGA 149) Weekly VRDNs (Texas                  7,290,000
                   Permanent School Fund Guarantee Program GTD)/(Societe Generale, Paris LIQ), 4.030%, 7/5/2006
    26,700,000     Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.),          26,700,000
                   4.040%, 7/3/2006
    21,700,000     Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 4.040%,           21,700,000
                   7/3/2006
     7,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 4.040%,            7,000,000
                   7/3/2006
    10,000,000     Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 4.040%,           10,000,000
                   7/3/2006
     3,500,000     Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America,          3,500,000
                   Inc.)/(BP PLC GTD), 4.040%, 7/3/2006
    16,000,000     Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC              16,000,000
                   INS)/(Citibank N.A., New York and J.P. Morgan Chase Bank, N.A. LIQs), 4.000%, 7/6/2006
     7,000,000     Harris County, TX HFDC, (Series 2005B) Daily VRDNs (Methodist Hospital, Harris County, TX),             7,000,000
                   4.150%, 7/3/2006
    25,000,000     Harris County, TX HFDC, (Series 2006A), 3.60% TOBs (Methodist Hospital, Harris County, TX),            25,000,000
                   Optional Tender 7/3/2006
       955,000     Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 4.180%, 7/5/2006                              955,000
     2,700,000     Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist                 2,700,000
                   University Project)/(J.P. Morgan Chase Bank, N.A. LOC), 4.050%, 7/6/2006
     6,945,000 2,3 Houston, TX Housing Finance Corp., (PT-2101) Weekly VRDNs (Sweetwater Point                             6,945,000
                   Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.100%, 7/6/2006
    20,075,000 2,3 Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA             20,075,000
                   INS)/(Bear Stearns Cos., Inc. LIQ), 4.030%, 7/5/2006
     6,525,000 2,3 Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA                6,525,000
                   INS)/(Bank of America N.A. LIQ), 4.050%, 7/6/2006
       830,000     North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America N.A. LOC), 4.070%,              830,000
                   7/6/2006
     5,000,000     North Texas Tollway Authority, Variable Rate Revenue Bonds (Series 2005C) Weekly VRDNs (FGIC            5,000,000
                   INS)/(DePfa Bank PLC LIQ), 4.000%, 7/5/2006
     7,140,000     Southeast Texas Housing Finance Corp. Weekly VRDNs (Rosemont at Garth Apartments)/(Wachovia             7,140,000
                   Bank N.A. LOC), 4.050%, 7/6/2006
     2,900,000     Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible            2,900,000
                   Fellowship)/(Bank of America N.A. LOC), 4.050%, 7/6/2006
    19,985,000     Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA                19,985,000
                   INS)/(DePfa Bank PLC LIQ), 4.030%, 7/6/2006
     4,695,000 2,3 Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas                   4,695,000
                   State)/(Bank of America N.A. LIQ), 4.010%, 7/6/2006
                      TOTAL                                                                                              293,305,000
                   UTAH--3.6%
    29,350,000     Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 4.000%,           29,350,000
                   7/5/2006
     9,605,000     Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services,                    9,605,000
                   Inc.)/(J.P. Morgan Chase Bank, N.A. LIQ), 4.030%, 7/3/2006
    43,500,000     Utah County, UT, (Series 2002B) Weekly VRDNs (IHC Health Services, Inc.)/(WestLB AG (GTD)              43,500,000
                   LIQ), 4.000%, 7/6/2006
     2,600,000     Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A.               2,600,000
                   LOC), 4.100%, 7/6/2006
    10,000,000     Weber County, UT, (Series 2000A) Daily VRDNs (IHC Health Services, Inc.), 3.990%, 7/3/2006             10,000,000
                      TOTAL                                                                                               95,055,000
                   VIRGINIA--1.0%
     3,860,000     Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of                        3,860,000
                   Virginia)/(SunTrust Bank LOC), 3.990%, 7/5/2006
     3,810,000     Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West            3,810,000
                   Apartments)/(SunTrust Bank LOC), 4.040%, 7/5/2006
    10,000,000 2,3 Harrisonburg, VA Redevelopment & Housing Authority, (PT-485), 2.98% TOBs (Rolling Brook                10,000,000
                   Village Apartments)/(FHLMC GTD)/(FHLMC LIQ), Optional Tender 9/7/2006
     6,000,000     Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/(Citibank               6,000,000
                   N.A., New York LOC), 4.010%, 7/5/2006
     1,625,000     Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank           1,625,000
                   LIQ), 3.990%, 7/5/2006
                      TOTAL                                                                                               25,295,000
                   WASHINGTON--2.2%
    17,825,000     Energy Northwest, WA, Electric Revenue Bonds (Series 2003-E: Project No. 3) Weekly VRDNs (J.P.         17,825,000
                   Morgan Chase Bank, N.A. LOC), 3.980%, 7/5/2006
     6,995,000 2,3 Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken,          6,995,000
                   Stockholm LIQ), 4.000%, 7/6/2006
     2,600,000     Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 4.050%, 7/6/2006                                   2,600,000
     9,820,000 2,3 Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42), 3.35% TOBs (FSA INS)/(Wachovia          9,820,000
                   Bank N.A. LIQ), Optional Tender 11/9/2006
    13,250,000     Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill                13,250,000
                   Associates LP)/(FNMA LOC), 4.040%, 7/6/2006
     7,280,000 2,3 Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.010%,           7,280,000
                   7/6/2006
                      TOTAL                                                                                               57,770,000
                   WEST VIRGINIA--1.0%
     9,500,000     Grant County, WV County Commission, PCRB (Series 1994), 3.70% CP (Virginia Electric & Power             9,500,000
                   Co.), Mandatory Tender 7/13/2006
    16,500,000     Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.61% CP         16,500,000
                   (Virginia Electric & Power Co.), Mandatory Tender 7/13/2006
                      TOTAL                                                                                               26,000,000
                   WISCONSIN--2.4%
     3,135,000 2,3 Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co.,             3,135,000
                   Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.070%, 7/6/2006
     2,650,000     Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton                       2,650,000
                   Papers)/(LaSalle Bank, N.A. LOC), 4.170%, 7/6/2006
     6,140,000 2,3 Sheboygan, WI Area School District, ROCs (Series 2176) Weekly VRDNs (FSA INS)/(Citigroup                6,140,000
                   Global Markets Holdings, Inc. LIQ), 4.010%, 7/6/2006
    10,100,000     Wisconsin Center District, (Series 2001A) Weekly VRDNs (U.S. Bank, N.A. LOC), 4.000%, 7/5/2006         10,100,000
    17,435,000     Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ),                17,435,000
                   4.030%, 7/5/2006
     6,900,000     Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB           6,900,000
                   Bank PLC, London LIQ), 4.030%, 7/5/2006
     5,185,000     Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Cedar Crest, Inc.)/(J.P. Morgan Chase Bank,           5,185,000
                   N.A. LOC), 4.090%, 7/6/2006
     5,000,000     Wisconsin State HEFA, (Series 1997) Weekly VRDNs (Wheaton Franciscan HealthCare)/(Citibank              5,000,000
                   N.A., New York LOC), 3.970%, 7/6/2006
     6,685,000     Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center,                  6,685,000
                   Inc.)/(J.P. Morgan Chase Bank, N.A. LOC), 4.040%, 7/5/2006
                      TOTAL                                                                                               63,230,000
                   WYOMING--0.5%
    12,660,000     Sweetwater County, WY, PCRB (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(J.P. Morgan            12,660,000
                   Chase Bank, N.A. LIQ), 4.030%, 7/3/2006
                      TOTAL MUNICIPAL INVESTMENTS-98.6%                                                                2,575,015,034
                      (AT AMORTIZED COST)4
                      OTHER ASSETS AND LIABILITIES - NET -1.4%                                                            35,269,142
                      TOTAL NET ASSETS -100%                                                                         $ 2,610,284,176

Securities that are subject to the federal alternative minimum tax (AMT) represent 19.0% of the portfolio as calculated based upon total market value.

     1    Current rate and next reset date shown for Variable Rate Demand Notes.

     2 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At June 30, 2006, these restricted securities amounted to $1,066,561,914, which represented 40.9% of total net assets.

     3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyer" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At June 30, 2006, these liquid restricted securities amounted to $1,066,561,914, which represented 40.9% of total net assets.

     4    Also represents cost for federal tax purposes.

          The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At June 30, 2006, the portfolio securities were rated as follows:
              Tier Rating Percentage Based on Total Market Value
                  FIRST TIER               SECOND TIER
           *----------------------------------------------------
                       97.9%                    2.1%
           *----------------------------------------------------

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2006.


INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.



The following acronyms are used throughout this portfolio:

 AMBAC   --American Municipal Bond Assurance Corporation
 AMT     --Alternative Minimum Tax
 BANs    --Bond Anticipation Notes
 COL     --Collateralized
 CP      --Commercial Paper
 CSD     --Central School District
 EDA     --Economic Development Authority
 EDFA    --Economic Development Financing Authority
 EDRB    --Economic Development Revenue Bonds
 FGIC    --Financial Guaranty Insurance Company
 FHLB    --Federal Home Loan Bank
 FHLMC   --Federal Home Loan Mortgage Corporation
 FNMA    --Federal National Mortgage Association
 FSA     --Financial Security Assurance
 GANs    --Grant Anticipation Notes
 GNMA    --Government National Mortgage Association
 GO      --General Obligation
 GTD     --Guaranteed
 HDA     --Hospital Development Authority
 HEFA    --Health and Education Facilities Authority
 HFA     --Housing Finance Authority
 HFDC    --Health Facility Development Corporation
 IDA     --Industrial Development Authority
 IDB     --Industrial Development Bond
 IDC     --Industrial Development Corporation
 IDRB(s) --Industrial Development Revenue Bond(s)
 IFA     --Industrial Finance Authority
 INS     --Insured
 INV     --Investment Agreement
 LIQ(s)  --Liquidity Agreement(s)
 LOC(s)  --Letter(s) of Credit
 MERLOTS --Municipal Exempt Receipts -- Liquidity Optional Tender Series
 PAC     --Planned Amortization Class
 PCFA    --Pollution Control Finance Authority
 PCRB    --Pollution Control Revenue Bond
 PUTTERs --Puttable Tax-Exempt Receipts
 ROCs    --Reset Option Certificates
 SA      --Support Agreement
 SPEARs  --Short Puttable Exempt Adjustable Receipts
 SWP     --Swap Agreement
 TANs    --Tax Anticipation Notes
 TICs    --Trust Inverse Certificates
 TOBs    --Tender Option Bonds
 TOCs    --Tender Offer Certificates
 TOPs    --Trust Obligation Participating Securities
 UT      --Unlimited Tax
 VRDNs   --Variable Rate Demand Notes






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Money Market Obligations Trust

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        August 21, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        August 21, 2006